Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue [Abstract]
Deferred Revenue
17.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2010	2011

Current:
Advance from customers	$3,499	$5,028
Incentive offered to customers	1,361	1,727
Deferred revenue for SI service contracts with remaining PCS period within one year	1,044	990

	5,904	7,745

Non-current:
Deferred revenue for SI service contracts with remaining PCS period greater than one year	777	401

Total	$6,681	$8,146

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level as of December 31, 2010 and 2011. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.